CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	May 15, 2014	Dec. 31, 2014	Dec. 31, 2015
Revenue
Software sales	$ 0	$ 0			$ 0
Services	7,488,239	3,035,819			13,506,097
Total Revenue	7,488,239	3,035,819			13,506,097
Cost of sales and services
Cost of sales and services	4,469,898	1,833,058			8,521,379
Depreciation	757,089	381,576			1,614,225
Total cost of sales and services	5,226,987	2,214,634			10,135,604
Gross Profit	2,261,252	821,185			3,370,493
Expenses
Bad debt expense	44,589	2,738			37,467
Compensation and related expense	4,230,768	2,145,907			9,107,497
Depreciation and amortization	950,317	725,612			2,940,724
Selling, general and administrative	2,191,571	513,666			5,555,207
Total Expenses	7,417,245	3,387,923			17,640,895
Other Income (Expenses):
Miscellaneous income	6,700	1,097			27,623
Loss on disposal of assets	(1,451)	0			(21,851)
Unrealized gain (loss) on interest rate swap	0	3,071			40,958
Unrealized gain on change in fair value of derivative liability	180,000	0			(1,664,213)
Loss on extinguishment of debt	0	0			(1,899,161)
Loss from proportionate share of equity method investment	(2,105)	0			(70,347)
Recapitalization expense	0	0			0
Unrealized gain on investment	0	0			0
Interest income	2,139	0			0
Interest expense	(1,456,156)	(190,076)			(1,374,497)
Total Other Expenses	(1,270,873)	(185,908)			(4,961,488)
Net Loss	$ (6,426,866)	$ (2,752,646)			$ (19,231,890)
Basic Net Loss Per Share	$ (0.3)	$ (0.25)			$ (1.33)
Weighted Average Number of Shares Outstanding (Basic and Diluted)	21,680,019	11,114,873			14,468,576
Successor
Revenue
Software sales				$ 1,864
Services				7,951,607
Total Revenue				7,953,471
Cost of sales and services
Cost of sales and services				5,019,286
Depreciation				932,526
Total cost of sales and services				5,951,812
Gross Profit				2,001,659
Expenses
Bad debt expense				98,381
Compensation and related expense				751,398
Depreciation and amortization				1,932,459
Selling, general and administrative				1,397,570
Total Expenses				4,179,808
Other Income (Expenses):
Miscellaneous income				1,331
Loss on disposal of assets				(20,830)
Unrealized gain (loss) on interest rate swap				(40,958)
Unrealized gain on change in fair value of derivative liability				0
Loss on extinguishment of debt				0
Loss from proportionate share of equity method investment				0
Recapitalization expense				(70,000)
Unrealized gain on investment				0
Interest income				0
Interest expense				(348,136)
Total Other Expenses				(478,593)
Net Loss				$ (2,656,742)
Basic Net Loss Per Share				$ (0.27)
Weighted Average Number of Shares Outstanding (Basic and Diluted)				9,963,418
Predecessor
Revenue
Software sales			$ 0
Services			4,248,605
Total Revenue			4,248,605
Cost of sales and services
Cost of sales and services			2,603,280
Depreciation			504,515
Total cost of sales and services			3,107,795
Gross Profit			1,140,810
Expenses
Bad debt expense			0
Compensation and related expense			213,391
Depreciation and amortization			5,748
Selling, general and administrative			469,593
Total Expenses			688,732
Other Income (Expenses):
Miscellaneous income			2,996
Loss on disposal of assets			0
Unrealized gain (loss) on interest rate swap			0
Unrealized gain on change in fair value of derivative liability			0
Loss on extinguishment of debt			0
Loss from proportionate share of equity method investment			0
Recapitalization expense			0
Unrealized gain on investment			0
Interest income			0
Interest expense			(184,011)
Total Other Expenses			(181,015)
Net Loss			$ 271,063